                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811- 10387
                                                     ----------

                           Tax Managed Value Portfolio
                           ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1.   REPORTS TO STOCKHOLDERS

TAX-MANAGED VALUE PORTFOLIO as of October 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.7%

SECURITY                                                              SHARES    VALUE
---------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.9%

General Dynamics Corp.                                                125,000   $  12,765,000
Northrop Grumman Corp.                                                200,000      10,350,000
---------------------------------------------------------------------------------------------
                                                                                $  23,115,000
---------------------------------------------------------------------------------------------

AUTO PARTS AND EQUIPMENT -- 1.0%

BorgWarner, Inc.                                                      175,000   $   8,116,500
---------------------------------------------------------------------------------------------
                                                                                $   8,116,500
---------------------------------------------------------------------------------------------

BANKS-REGIONAL -- 11.9%

Bank of America Corp.                                                 450,000   $  20,155,500
Marshall and Ilsley Corp.                                             100,000       4,197,000
National City Corp.                                                   400,000      15,588,000
SouthTrust Corp.                                                      150,000       6,535,500
TCF Financial Corp.                                                   300,000       9,456,000
U.S. Bancorp                                                          125,000       3,576,250
Wachovia Corp.                                                        300,000      14,763,000
Washington Mutual, Inc.                                               100,000       3,871,000
Wells Fargo & Co.                                                     275,000      16,423,000
---------------------------------------------------------------------------------------------
                                                                                $  94,565,250
---------------------------------------------------------------------------------------------

BEVERAGES -- 0.6%

Anheuser-Busch Cos., Inc.                                             100,000   $   4,995,000
---------------------------------------------------------------------------------------------
                                                                                $   4,995,000
---------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%

Masco Corp.                                                           225,000   $   7,708,500
---------------------------------------------------------------------------------------------
                                                                                $   7,708,500
---------------------------------------------------------------------------------------------

CHEMICALS -- 1.3%

Air Products and Chemicals, Inc.                                      190,000   $  10,104,200
---------------------------------------------------------------------------------------------
                                                                                $  10,104,200
---------------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 4.0%

BellSouth Corp.                                                       300,000   $   8,001,000
SBC Communications, Inc.                                              400,000      10,104,000
Verizon Communications, Inc.                                          350,000      13,685,000
---------------------------------------------------------------------------------------------
                                                                                $  31,790,000
---------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 3.4%

Diebold, Inc.                                                         100,000   $   4,785,000
Hewlett-Packard Co.                                                   150,000       2,799,000
International Business Machines Corp.                                 150,000      13,462,500
NCR Corp.(1)                                                          100,000       5,635,000
---------------------------------------------------------------------------------------------
                                                                                $  26,681,500
---------------------------------------------------------------------------------------------

CONGLOMERATES -- 1.3%

Tyco International Ltd.(2)                                            325,000   $  10,123,750
---------------------------------------------------------------------------------------------
                                                                                $  10,123,750
---------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 2.0%

Cooper Industries Ltd., Class A                                       125,000   $   7,987,500
Eaton Corp.                                                           125,000       7,993,750
---------------------------------------------------------------------------------------------
                                                                                $  15,981,250
---------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.8%

Dominion Resources, Inc.                                              175,000   $  11,256,000
Entergy Corp.                                                         176,000      11,503,360
Exelon Corp.                                                          382,000      15,134,840
FPL Group, Inc.                                                       125,000       8,612,500
---------------------------------------------------------------------------------------------
                                                                                $  46,506,700
---------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%

Agilent Technologies, Inc.(1)                                         175,000   $   4,385,500
Flextronics International Ltd.(1)(2)                                  250,000       3,012,500
---------------------------------------------------------------------------------------------
                                                                                $   7,398,000
---------------------------------------------------------------------------------------------

ELECTRONICS-SEMICONDUCTORS AND RELATED -- 0.5%

Applied Materials, Inc.(1)                                            250,000   $   4,025,000
---------------------------------------------------------------------------------------------
                                                                                $   4,025,000
---------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 6.8%

Citigroup, Inc.                                                       350,000   $  15,529,500
Countrywide Financial Corp.                                           450,000      14,368,500
Freddie Mac                                                           100,000       6,660,000
IndyMac Bancorp, Inc.                                                  75,000       2,419,500
J.P.Morgan Chase & Co.                                                400,000      15,440,000
---------------------------------------------------------------------------------------------
                                                                                $  54,417,500
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                              SHARES    VALUE
---------------------------------------------------------------------------------------------
FOODS -- 2.4%

Nestle SA(2)                                                           45,000   $  10,626,482
Sara Lee Corp.                                                        375,000       8,730,000
---------------------------------------------------------------------------------------------
                                                                                $  19,356,482
---------------------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.5%

Caremark Rx, Inc.(1)                                                  175,000   $   5,244,750
Medco Health Solutions, Inc.(1)                                       200,000       6,782,000
---------------------------------------------------------------------------------------------
                                                                                $  12,026,750
---------------------------------------------------------------------------------------------

HOME BUILDERS -- 1.3%

Lennar Corp., Class A                                                 225,000   $  10,120,500
---------------------------------------------------------------------------------------------
                                                                                $  10,120,500
---------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.1%

Kimberly-Clark Corp.                                                  150,000   $   8,950,500
---------------------------------------------------------------------------------------------
                                                                                $   8,950,500
---------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY AND MANAGEMENT CONSULTING -- 0.5%

Accenture Ltd., Class A(1)(2)                                         175,000   $   4,236,750
---------------------------------------------------------------------------------------------
                                                                                $   4,236,750
---------------------------------------------------------------------------------------------

INSURANCE -- 5.6%

Allstate Corp. (The)                                                  150,000   $   7,213,500
MetLife, Inc.                                                         450,000      17,257,500
Progressive Corp.                                                     100,000       9,355,000
XL Capital Ltd., Class A(2)                                           150,000      10,875,000
---------------------------------------------------------------------------------------------
                                                                                $  44,701,000
---------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 4.2%

Franklin Resources, Inc.                                               75,000   $   4,546,500
Goldman Sachs Group, Inc.                                             145,000      14,265,100
Merrill Lynch & Co., Inc.                                             150,000       8,091,000
Morgan Stanley                                                        135,000       6,897,150
---------------------------------------------------------------------------------------------
                                                                                $  33,799,750
---------------------------------------------------------------------------------------------

MACHINERY -- 2.1%

Caterpillar, Inc.                                                     100,000   $   8,054,000
Deere & Co.                                                           150,000       8,967,000
---------------------------------------------------------------------------------------------
                                                                                $  17,021,000
---------------------------------------------------------------------------------------------

MEDIA -- 2.3%

Time Warner, Inc.(1)                                                  675,000   $  11,232,000
Viacom, Inc., Class B                                                 200,000       7,298,000
---------------------------------------------------------------------------------------------
                                                                                $  18,530,000
---------------------------------------------------------------------------------------------

MEDICAL-DRUGS -- 2.9%

Forest Laboratories, Inc.(1)                                           50,000   $   2,230,000
Pfizer, Inc.                                                          175,000       5,066,250
Wyeth                                                                 400,000      15,860,000
---------------------------------------------------------------------------------------------
                                                                                $  23,156,250
---------------------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 2.7%

Alcoa, Inc.                                                           325,000   $  10,562,500
Peabody Energy Corp.                                                   72,500       4,624,050
Phelps Dodge Corp.                                                     75,000       6,565,500
---------------------------------------------------------------------------------------------
                                                                                $  21,752,050
---------------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 1.0%

GlobalSantaFe Corp.                                                   150,000   $   4,425,000
Transocean Sedco Forex, Inc.(1)                                       100,000       3,525,000
---------------------------------------------------------------------------------------------
                                                                                $   7,950,000
---------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 2.3%

Apache Corp.                                                          200,000   $  10,140,000
Burlington Resources, Inc.                                            200,000       8,300,000
---------------------------------------------------------------------------------------------
                                                                                $  18,440,000
---------------------------------------------------------------------------------------------

OIL AND GAS-INTEGRATED -- 10.0%

ChevronTexaco Corp.                                                   350,000   $  18,571,000
ConocoPhillips                                                        225,000      18,969,750
Exxon Mobil Corp.                                                     350,000      17,227,000
Marathon Oil Corp.                                                    150,000       5,716,500
Occidental Petroleum Corp.                                            340,000      18,982,200
---------------------------------------------------------------------------------------------
                                                                                $  79,466,450
---------------------------------------------------------------------------------------------

OIL AND GAS-REFINERY -- 1.1%

Valero Energy Corp.                                                   200,000   $   8,594,000
---------------------------------------------------------------------------------------------
                                                                                $   8,594,000
---------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.8%

Weyerhaeuser Co.                                                      225,000   $  14,094,000
---------------------------------------------------------------------------------------------
                                                                                $  14,094,000
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                              SHARES    VALUE
---------------------------------------------------------------------------------------------
PUBLISHING -- 1.0%

Gannett Co., Inc.                                                     100,000   $   8,295,000
---------------------------------------------------------------------------------------------
                                                                                $   8,295,000
---------------------------------------------------------------------------------------------

REITS -- 2.9%

AMB Property Corp.                                                    110,000   $   4,125,000
AvalonBay Communities, Inc.                                            75,000       4,910,250
General Growth Properties, Inc.                                       150,000       4,948,500
Public Storage, Inc.                                                   75,000       3,918,750
Vornado Realty Trust                                                   75,000       5,040,000
---------------------------------------------------------------------------------------------
                                                                                $  22,942,500
---------------------------------------------------------------------------------------------

RESTAURANTS -- 1.1%

McDonald's Corp.                                                      300,000   $   8,745,000
---------------------------------------------------------------------------------------------
                                                                                $   8,745,000
---------------------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 0.6%

CVS Corp.                                                             100,000   $   4,346,000
---------------------------------------------------------------------------------------------
                                                                                $   4,346,000
---------------------------------------------------------------------------------------------

RETAIL-GENERAL -- 1.0%

J.C. Penney Company, Inc.                                             225,000   $   7,782,750
---------------------------------------------------------------------------------------------
                                                                                $   7,782,750
---------------------------------------------------------------------------------------------

RETAIL-HOME IMPROVEMENT -- 1.4%

Home Depot, Inc. (The)                                                275,000   $  11,297,000
---------------------------------------------------------------------------------------------
                                                                                $  11,297,000
---------------------------------------------------------------------------------------------

RETAIL-SPECIALTY AND APPAREL -- 0.9%

Target Corporation                                                     75,000   $   3,751,500
TJX Companies, Inc.                                                   150,000       3,597,000
---------------------------------------------------------------------------------------------
                                                                                $   7,348,500
---------------------------------------------------------------------------------------------

TOBACCO -- 1.5%

Altria Group, Inc.                                                    250,000   $  12,115,000
---------------------------------------------------------------------------------------------
                                                                                $  12,115,000
---------------------------------------------------------------------------------------------

TRANSPORT-SERVICES -- 0.8%

FedEx Corp.                                                            65,500   $   5,968,360
---------------------------------------------------------------------------------------------
                                                                                $   5,968,360
---------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.3%

Burlington Northern Santa Fe Corp.                                    250,000   $  10,452,500
---------------------------------------------------------------------------------------------
                                                                                $  10,452,500
---------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $604,822,305)                                               $ 787,016,242
---------------------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                                              SHARES    VALUE
---------------------------------------------------------------------------------------------
REITS -- 0.0%

General Growth Properties, Inc., Exp. 11/9/04(3)                       15,000   $           0
---------------------------------------------------------------------------------------------
                                                                                $           0
---------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $0)                                                         $           0
---------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.1%

                                                              PRINCIPAL
                                                              AMOUNT
SECURITY                                                      (000'S OMITTED)   VALUE
---------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
1.88%, 11/1/04                                                $         8,955   $   8,955,000
---------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $8,955,000)                                              $   8,955,000
---------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
   (IDENTIFIED COST $613,777,305)                                               $ 795,971,242
---------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                                          $   1,451,654
---------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $ 797,422,896
---------------------------------------------------------------------------------------------

(1)  Non-income producing security.

(2)  Foreign security.

(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                        See notes to financial statements

TAX-MANAGED VALUE PORTFOLIO as of October 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $613,777,305)                           $ 795,971,242
Cash                                                                                      759
Interest and dividends receivable                                                   1,446,512
Tax reclaim receivable                                                                 90,554
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $ 797,509,067
---------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                         $       1,567
Accrued expenses                                                                       84,604
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $      86,171
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                       $ 797,422,896
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                         $ 615,220,094
Net unrealized appreciation (computed on the basis of identified cost)            182,202,802
---------------------------------------------------------------------------------------------
TOTAL                                                                           $ 797,422,896
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $63,519)                                       $  16,974,312
Interest                                                                               98,943
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         $  17,073,255
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                          $   4,850,255
Trustees' fees and expenses                                                            21,546
Custodian fee                                                                         251,618
Legal and accounting services                                                          63,662
Miscellaneous                                                                           3,854
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $   5,190,935
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                           $  11,882,320
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $  21,704,500
   Foreign currency transactions                                                        1,372
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                               $  21,705,872
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $  59,586,523
   Foreign currency                                                                     7,935
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $  59,594,458
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                $  81,300,330
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $  93,182,650
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                               YEAR ENDED         YEAR ENDED
IN NET ASSETS                                     OCTOBER 31, 2004   OCTOBER 31, 2003
-------------------------------------------------------------------------------------
From operations --
   Net investment income                          $     11,882,320   $      8,807,153
   Net realized gain from investment and
      foreign currency transactions                     21,705,872          5,320,034
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                              59,594,458         78,812,382
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $     93,182,650   $     92,939,569
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                  $    163,659,208   $    177,743,922
   Withdrawals                                        (132,830,780)      (159,632,380)
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                           $     30,828,428   $     18,111,542
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                        $    124,011,078   $    111,051,111
-------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                              $    673,411,818   $    562,360,707
-------------------------------------------------------------------------------------
AT END OF YEAR                                    $    797,422,896   $    673,411,818
-------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                           YEAR ENDED OCTOBER 31,
                                                               ---------------------------------------------
                                                                  2004        2003        2002      2001(1)
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                         0.69%       0.70%       0.72%       0.70%(2)
   Net investment income                                            1.57%       1.47%       0.99%       0.69%(2)
Portfolio Turnover                                                    44%         76%        213%         45%
------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    13.55%      16.40%      (7.99)%        --
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $ 797,423   $ 673,412   $ 562,361   $ 442,447
------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, July 23, 2001, to October 31, 2001.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

TAX-MANAGED VALUE PORTFOLIO as of October 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2004, the Eaton Vance Tax-Managed Value Fund held approximately 89.7% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.65% annually) of average daily net assets of the Portfolio up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion, and 0.167% of average net assets of $3 billion or more, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2004, the advisory fee amounted to $4,850,255. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $368,868,101 and $330,590,717, respectively, for the year ended October 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $ 615,768,166
   -------------------------------------------------------
   Gross unrealized appreciation             $ 181,456,549
   Gross unrealized depreciation                (1,253,473)
   -------------------------------------------------------

   NET UNREALIZED APPRECIATION               $ 180,203,076
   -------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2004.

TAX-MANAGED VALUE PORTFOLIO as of October 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED VALUE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Value Portfolio (the Portfolio) as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended, and for the period from the start of business, July 23, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Value Portfolio at October 31, 2004, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2004

EATON VANCE TAX-MANAGED VALUE FUND as of October 31, 2004

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, and the foreign tax credit.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately $13,854,493, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

EATON VANCE TAX-MANAGED VALUE FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                          POSITION(S)      TERM OF                                    NUMBER OF PORTFOLIOS
                           WITH THE      OFFICE AND                                      IN FUND COMPLEX
      NAME AND          TRUST AND THE     LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH         PORTFOLIO       SERVICE           DURING PAST FIVE YEARS          TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes            Trustee     Trustee of the   Chairman, President and Chief         192                Director of EVC
11/9/41                                  Trust since    Executive Officer of BMR,
                                        1991; of the    EVC, EVM and EV; Director of
                                         Portfolio      EV; Vice President and
                                         since 2001     Director of EVD. Trustee
                                                        and/or officer of 193
                                                        registered investment
                                                        companies in the Eaton Vance
                                                        Fund Complex. Mr. Hawkes is
                                                        an interested person because
                                                        of his positions with BMR,
                                                        EVM, EVC and EV, which are
                                                        affiliates of the Trust and
                                                        the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Trustee     Trustee of the   Jacob H. Schiff Professor of          192             Director of Tiffany
2/23/35                                  Trust since    Investment Banking Emeritus,                           & Co. (specialty
                                        1986; of the    Harvard University Graduate                              retailer) and
                                         Portfolio      School of Business                                        Telect, Inc.
                                         since 2001     Administration.                                        (telecommunication
                                                                                                                services company)

William H. Park            Trustee       Since 2003     President and Chief Executive         192                     None
9/19/47                                                 Officer, Prizm Capital
                                                        Management, LLC (investment
                                                        management firm) (since
                                                        2002). Executive Vice
                                                        President and Chief Financial
                                                        Officer, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms)
                                                        (1982-2001).

Ronald A. Pearlman         Trustee       Since 2003     Professor of Law, Georgetown          192                     None
7/10/40                                                 University Law Center (since
                                                        1999). Tax Partner Covington
                                                        & Burling, Washington, DC
                                                        (1991-2000).

Norton H. Reamer           Trustee     Trustee of the   President, Chief Executive            192                     None
9/21/35                                  Trust since    Officer and a Director of
                                        1986; of the    Asset Management Finance
                                         Portfolio      Corp. (a specialty finance
                                         since 2001     company serving the
                                                        investment management
                                                        industry) (since October
                                                        2003). President, Unicorn
                                                        Corporation (an investment
                                                        and financial advisory
                                                        services company) (since
                                                        September 2000). Formerly,
                                                        Chairman, Hellman, Jordan
                                                        Management Co., Inc. (an
                                                        investment management
                                                        company) (2000-2003).
                                                        Formerly, Advisory Director
                                                        of Berkshire Capital
                                                        Corporation (investment
                                                        banking firm) (2002-2003).
                                                        Formerly Chairman of the
                                                        Board, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms) and
                                                        Chairman, President and
                                                        Director, UAM Funds (mutual
                                                        funds) (1980-2000).

Lynn A. Stout              Trustee     Trustee of the   Professor of Law, University          192                     None
9/14/57                                  Trust since    of California at Los Angeles
                                        1998; of the    School of Law (since July
                                         Portfolio      2001). Formerly, Professor of
                                         since 2001     Law, Georgetown University
                                                        Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)                    TERM OF
                              WITH THE                   OFFICE AND
      NAME AND             TRUST AND THE                  LENGTH OF                          PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH            PORTFOLIO                     SERVICE                           DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.     President of the Trust            Since 2002            Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                                                                         Chief Investment Officer of EVM and BMR and
                                                                                Director of EVC. Chief Executive Officer of Belair
                                                                                Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by EVM). Officer of 55
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

William H. Ahern, Jr.   Vice President of the             Since 1995            Vice President of EVM and BMR. Officer of 78
7/28/59                        Trust                                            registered investment companies managed by EVM or
                                                                                BMR.

Thomas J. Fetter        Vice President of the             Since 1997            Vice President of EVM and BMR. Officer of 124
8/20/43                        Trust                                            registered investment companies managed by EVM or
                                                                                BMR.

Michael R. Mach             Vice President       Vice President of the Trust    Vice President of EVM and BMR. Previously,
7/15/47                                          since 1999; of the Portfolio   Managing Director and Senior Analyst for Robertson
                                                         since 2001.            Stephens (1998-1999). Officer of 28 registered
                                                                                investment companies managed by EVM or BMR.

Robert B. MacIntosh     Vice President of the             Since 1998            Vice President of EVM and BMR. Officer of 124
1/22/57                        Trust                                            registered investment companies managed by EVM or
                                                                                BMR.

Duncan W. Richardson    Vice President of the    Vice President of the Trust    Senior Vice President and Chief Equity Investment
10/26/57                Trust; President of the  since 2001; President of the   Officer of EVM and BMR. Officer of 44 registered
                              Portfolio              Portfolio since 2002       investment companies managed by EVM or BMR.

Walter A. Row, III      Vice President of the             Since 2001            Director of Equity Research and a Vice President
7/20/57                        Trust                                            of EVM and BMR. Officer of 24 registered
                                                                                investment companies managed by EVM or BMR.

Judith A. Saryan        Vice President of the             Since 2003            Vice President of EVM and BMR. Previously, Portfolio
8/21/54                        Trust                                            Manager and Equity Analyst for State Street Global
                                                                                Advisers (1980-1999). Officer of 27 registered
                                                                                investment companies managed by EVM or BMR.

Susan Schiff            Vice President of the             Since 2002            Vice President of EVM and BMR. Officer of 27
3/13/61                        Trust                                            registered investment companies managed by EVM or
                                                                                BMR.

Alan R. Dynner               Secretary              Secretary of the Trust      Vice President, Secretary and Chief Legal Officer
10/10/40                                         since 1997; of the Portfolio   of BMR, EVM, EVD, EV and EVC. Officer of 192
                                                         since 2001             registered investment companies managed by EVM or
                                                                                BMR.

Barbara E. Campbell        Treasurer of the             Since 2002(2)           Vice President of EVM and BMR. Officer of 192
6/19/57                       Portfolio                                         registered investment companies managed by EVM or
                                                                                BMR.

James L. O'Connor       Treasurer of the Trust            Since 1989            Vice President of BMR, EVM and EVD. Officer of 114
4/1/45                                                                          registered investment companies managed by EVM or
                                                                                BMR.

Paul M. O'Neil             Chief Compliance                                     Vice President of EVM and BMR. Officer of 192
7/11/53                        Officer                    Since 2004            registered investment companies managed by EVM or
                                                                                BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Campbell served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2.   CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES


(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2003, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                       10/31/03       10/31/04
--------------------------------------------------------------------------------
Audit Fees                                             $   58,671     $   60,462

Audit-Related Fees(1)                                  $        0     $        0

Tax Fees(2)                                            $    4,000     $    4,100

All Other Fees(3)                                      $        0     $        0
                                                       -------------------------
Total                                                  $   62,671     $   64,562
                                                       =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended October 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 Eaton Vance Management's examination of management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                       10/31/03       10/31/04
--------------------------------------------------------------------------------
Registrant                                             $    4,000     $    4,100

Eaton Vance (1)                                        $  467,489     $  340,730

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS


Not required in this filing.

ITEM 6.   SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.


ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio
---------------------------

By:      /s/ Duncan W. Richardson
         -------------------------------------
         Duncan W. Richardson
         President


Date:    December 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
         -----------------------------------
         Barbara E. Campbell
         Treasurer


Date:    December 22, 2004


By:      /s/ Duncan W. Richardson
         -------------------------------------
         Duncan W. Richardson
         President


Date:    December 22, 2004